Earnings Per Share (Tables)	6 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [Abstract]
Schedule of earnings per share
Basic EPS is calculated by dividing the profit for the period attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

	Six Months Ended 31 December
	2020 £’000	2019 £’000
Profit for the period attributable to equity holders of the Company	14,507	696

	Six Months Ended 31 December
	2020	2019
Weighted average number of shares outstanding	54,831,134	52,848,507
Earnings per share - basic (£)	0.26	0.01

	Six Months Ended 31 December
	2020 £’000	2019 £’000
Profit for the period attributable to equity holders of the Company	14,507	696

	Six Months Ended 31 December
	2020	2019
Weighted average number of shares outstanding	54,831,134	52,848,507
Diluted by: options in issue and contingently issuable shares	2,019,156	2,814,613
Weighted average number of shares outstanding (diluted)	56,850,290	55,663,120
Earnings per share - diluted (£)	0.26	0.01